Master Trust	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Master Trust	Master Trust
The net assets of the Master Trust and the Plan's interest are as follows:

	2025
(in thousands)	Master Trust	MSD Employee Stock Purchase and Savings Plan Interest
Registered investment companies (mutual funds)	$97,747	$4,127
Common/collective trusts	12,677,091	397,740
Equity securities	2,307,397	84,643
Fixed income securities	406,994	13,019
Self-directed brokerage accounts	459,800	22,763
Merck common stock	907,977	66,630
Accrued interest and dividends	15,877	829
Other net assets	8,648	272

	$16,881,531	$590,023

	2024
(in thousands)	Master Trust	MSD Employee Stock Purchase and Savings Plan Interest
Registered investment companies (mutual funds)	$500,106	$17,600
Common/collective trusts	11,107,463	336,118
Equity securities	2,244,340	81,379
Fixed income securities	386,182	11,707
Self-directed brokerage accounts	368,784	15,937
Merck common stock	1,026,831	70,418
Accrued interest and dividends	17,180	858
Other net assets	4,994	177

	$15,655,880	$534,194
Total investment income (loss) of the Master Trust for the year ended December 31, 2025, is as follows:

2025
(in thousands)	Master Trust

Investment income
Net appreciation	$2,354,281
Interest and dividends	157,490

Total investment income	$2,511,771